Schedule of Investments ─ NYLI CBRE Real Assets ETF (formerly, IQ CBRE Real Assets ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communications — 1.4%
Cellnex Telecom SA	732	$25,490
Infrastrutture Wireless Italiane SpA	2,225	24,751
NETLINK NBN TRUST	37,088	23,568
Total Communications		73,809

Datacenters — 4.5%
Digital Realty Trust, Inc.	484	72,353
Equinix, Inc.	206	162,790
Total Datacenters		235,143

Diversified Property Holdings — 5.8%
Activia Properties, Inc.	5	11,747
HMC Capital Ltd.	2,441	12,353
Japan Metropolitan Fund Invest	53	32,971
KDX Realty Investment Corp.	28	28,771
Kerry Properties Ltd.	12,022	20,498
Land Securities Group PLC	2,489	20,317
LondonMetric Property PLC	14,535	37,601
Mapletree Pan Asia Commercial Trust	16,300	15,598
Merlin Properties Socimi SA	2,807	32,045
Orix JREIT, Inc.	20	20,750
Sino Land Co., Ltd.	27,891	28,848
Stockland	8,487	25,493
Swire Properties Ltd.	7,656	12,113
Total Diversified Property Holdings		299,105

Healthcare Facilities — 3.1%
Chartwell Retirement Residences	2,141	21,233
Healthcare Realty Trust, Inc.	2,193	38,794
Healthpeak Properties, Inc.	2,289	49,946
Welltower, Inc.	436	48,505
Total Healthcare Facilities		158,478

Industrial Properties — 5.3%
Americold Realty Trust, Inc.	2,558	76,459
CapitaLand Ascendas REIT	27,616	56,157
Frasers Logistics & Commercial Trust	31,976	23,666
Goodman Group	1,114	25,533
LaSalle Logiport REIT	13	12,805
Lineage, Inc.*	328	28,825
Montea NV	164	14,215
Rexford Industrial Realty, Inc.	741	37,131
Total Industrial Properties		274,791

Midstream/Pipelines — 6.7%
Enbridge, Inc.(a)	2,221	83,072
Kinder Morgan, Inc.	1,660	35,076
Pembina Pipeline Corp.	988	38,270
Plains GP Holdings LP, Class A*	3,452	65,933
Targa Resources Corp.	933	126,216
Total Midstream/Pipelines		348,567

Net Leased Properties — 5.9%
Broadstone Net Lease, Inc.	1,474	25,662
Four Corners Property Trust, Inc.	567	15,389
Realty Income Corp.	2,655	152,477
STAG Industrial, Inc.	958	39,096
VICI Properties, Inc.	2,397	74,930
Total Net Leased Properties		307,554

Office Buildings — 0.6%
H&R Real Estate Investment Trust	2,008	13,969
	Shares	Value
Common Stocks (continued)
Office Buildings (continued)
Keppel REIT	23,700	$15,503
Total Office Buildings		29,472

Residential — 5.2%
Boardwalk Real Estate Investment Trust	196	11,067
Daiwa House REIT Investment Corp.	12	19,309
Elme Communities	2,042	33,611
Grand City Properties SA*	1,449	17,091
Invitation Homes, Inc.	366	12,909
Sun Communities, Inc.	720	91,246
TAG Immobilien AG*	1,611	24,318
UDR, Inc.	1,508	60,425
Total Residential		269,976

Residential: Hotels — 3.3%
Host Hotels & Resorts, Inc.	3,747	65,610
Hyatt Hotels Corp., Class A	239	35,212
Japan Hotel REIT Investment Corp.	32	16,334
Pandox AB	603	11,196
Park Hotels & Resorts, Inc.	850	12,801
Sunstone Hotel Investors, Inc.	2,754	28,531
Total Residential: Hotels		169,684

Retail: Community Shopping Centers — 3.4%
Acadia Realty Trust	635	13,741
AEON REIT Investment Corp.	13	11,198
Brixmor Property Group, Inc.	1,661	42,306
First Capital Real Estate Investment Trust	1,304	15,452
Link REIT	12,070	50,987
RioCan Real Estate Investment Trust	1,635	21,162
Shaftesbury Capital PLC	9,285	18,163
Total Retail: Community Shopping Centers		173,009

Retail: Enclosed Malls — 8.2%
Klepierre SA	1,448	41,491
Macerich Co. (The)	1,269	20,317
Scentre Group	32,892	74,530
Simon Property Group, Inc.	1,756	269,441
Unibail-Rodamco-Westfield	281	21,072
Total Retail: Enclosed Malls		426,851

Self Storage Property — 4.8%
Big Yellow Group PLC	1,619	25,162
CubeSmart	1,096	52,148
Public Storage	582	172,225
Total Self Storage Property		249,535

Towers — 2.8%
American Tower Corp.	491	108,216
Crown Castle, Inc.	335	36,877
Total Towers		145,093

Transportation — 13.1%
Aena SME SA	185	35,053
Atlas Arteria Ltd.	11,659	39,894
Auckland International Airport Ltd.	11,692	51,945
Canadian National Railway Co.	397	45,932
China Merchants Port Holdings Co., Ltd.	28,661	42,192
CSX Corp.	4,406	154,651
Eiffage SA	389	38,768
Ferrovial SE	1,211	48,145
Flughafen Zürich AG	103	23,800
Getlink SE	1,441	25,689

Schedule of Investments ─ NYLI CBRE Real Assets ETF (formerly, IQ CBRE Real Assets ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Transportation (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,708	$75,116
Jiangsu Expressway Co., Ltd., Class H	23,685	22,527
Transurban Group	2,422	20,576
West Japan Railway Co.	2,708	53,202
Total Transportation		677,490

Utilities — 25.8%
AES Corp. (The)	2,769	49,260
ALLETE, Inc.	421	27,154
Ameren Corp.	587	46,531
Atmos Energy Corp.(a)	413	52,814
Chesapeake Utilities Corp.	270	31,868
China Gas Holdings Ltd.	18,648	16,972
China Resources Gas Group Ltd.	4,088	13,867
Chubu Electric Power Co., Inc.	1,992	25,069
CLP Holdings Ltd.	6,844	58,742
CMS Energy Corp.	1,293	83,786
DTE Energy Co.	568	68,461
E.ON SE	2,841	39,858
Emera, Inc.(a)	496	17,895
Enel SpA	3,486	24,874
Essential Utilities, Inc.	1,067	43,374
Evergy, Inc.	461	26,738
Eversource Energy	379	24,601
Kansai Electric Power Co., Inc. (The)	1,840	31,459
National Grid PLC	8,549	108,271
NextEra Energy, Inc.	1,666	127,266
OGE Energy Corp.	1,041	40,360
Pennon Group PLC	2,069	16,477
PG&E Corp.	3,153	57,542
Portland General Electric Co.	392	18,573
PPL Corp.	2,187	64,998
Sempra	466	37,308
Severn Trent PLC	555	18,328
WEC Energy Group, Inc.	1,467	126,250
Xcel Energy, Inc.	663	38,640
Total Utilities		1,337,336

Total Common Stocks
(Cost $4,902,364)		5,175,893

Short-Term Investments — 2.4%
Money Market Funds — 2.4%
BlackRock Liquidity FedFund, 5.21%(b)	26,208	26,208
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(b)(c)	100,245	100,245

Total Short-Term Investments
(Cost $126,453)		126,453

Total Investments — 102.3% (Cost $5,028,817)		5,302,346
Other Assets and Liabilities, Net — (2.3)%		(118,793)
Net Assets — 100%		$5,183,553

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $147,539; total market value of collateral held by the Fund was $153,399. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $53,154.
(b)	Reflects the 7-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI CBRE Real Assets ETF (formerly, IQ CBRE Real Assets ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,175,893	$—	$—	$5,175,893
Short-Term Investments:
Money Market Funds	126,453	—	—	126,453
Total Investments in Securities	$5,302,346	$—	$—	$5,302,346

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.